Marketable Securities and Other Securities Investments, Debt and Equity Securities Aggregate Fair Value, Gross Unrealized Gains and Losses and Cost (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Investment Holdings [Line Items]
Cost	¥ 8,052	¥ 8,544
Gross unrealized gains	6,733	5,828
Gross unrealized losses	0	8
Fair value	14,785	14,364
Available-for-sale | Equity securities
Investment Holdings [Line Items]
Cost	7,652	7,838
Gross unrealized gains	6,731	5,814
Gross unrealized losses	0	3
Fair value	14,383	13,649
Available-for-sale | Debt Securities
Investment Holdings [Line Items]
Cost		405
Gross unrealized gains		11
Gross unrealized losses		5
Fair value		411
Held-to-maturity | Japanese government debt securities
Investment Holdings [Line Items]
Cost	400	301
Gross unrealized gains	2	3
Fair value	402	304
Fair Value, Estimate Not Practicable, Carrying (Reported) Amount | Equity securities
Investment Holdings [Line Items]
Cost	¥ 1,654	¥ 1,539